Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Operating expense	₽ 29,130	₽ 26,558	₽ 23,964
Selling, general and administrative expenses
Expenses
Advertising, client acquisition and related expenses	342	301	562
Tax expenses, except income and payroll related taxes	390	316	367
Advisory and audit services	974	611	537
Rent of premises	107	113	102
Expenses related to Tochka platform services	365	382	538
IT related services	389	346	325
Offering expenses		71	79
Other expenses	661	593	932
Operating expense	₽ 3,228	₽ 2,733	₽ 3,442